CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total	Number of shares	Shares held in trust	Other reserves	Retained earnings	Non- controlling interest
Beginning balance at Dec. 31, 2021		$ 175,326	$ 171,966	$ 641	$ (610)	$ 18,909	$ 153,026	$ 3,360
Comprehensive income for the period		44,954	44,333			2,024	42,309	621
Transfer from other comprehensive income		0	0			(34)	34
Dividends	[1]	(7,489)	(7,283)				(7,283)	(206)
Repurchases of shares		(18,547)	(18,547)	(57)		57	(18,547)
Share-based compensation		191	191		(116)	176	131
Other changes		(1,838)	(188)				(188)	(1,650)
Ending balance at Dec. 31, 2022		192,597	190,472	584	(726)	21,132	169,482	2,125
Comprehensive income for the period		19,588	19,276			(83)	19,359	312
Transfer from other comprehensive income		0	0			(112)	112
Dividends	[1]	(9,153)	(8,389)				(8,389)	(764)
Repurchases of shares		(14,571)	(14,571)	(40)		40	(14,571)
Share-based compensation		(188)	(188)		(271)	168	(85)
Other changes		89	7				7	82
Ending balance at Dec. 31, 2023		188,362	186,607	544	(997)	21,145	165,915	1,755
Comprehensive income for the period		14,785	14,379			(1,715)	16,094	406
Transfer from other comprehensive income		0	0			193	(193)
Dividends	[1]	(8,976)	(8,668)				(8,668)	(308)
Repurchases of shares	[2]	(14,057)	(14,057)	(34)		34	(14,057)
Share-based compensation		(51)	(51)		194	109	(354)
Other changes		105	97				97	8
Ending balance at Dec. 31, 2024		$ 180,168	$ 178,307	$ 510	$ (803)	$ 19,766	$ 158,834	$ 1,861

[1]	The amount charged to retained earnings is based on prevailing exchange rates on the payment date.
[2]	Includes shares committed to repurchase under irrevocable contracts and repurchases subject to settlement at the end of the year. (See Note 27).